Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Summary of major classes of assets and liabilities classified as held for sale

The major classes of assets and liabilities of those entities classified as held for sale at 31 December 2018 are:

	2018	2017
	US$m	US$m
Assets
Intangible assets	4	6
Property, plant and equipment	238	190
Investments in equity accounted units	5	-
Inventories	186	88
Deferred tax assets	66	49
Trade and other receivables	58	139
Other financial assets (including loans to equity accounted units)	60	22
Cash and cash equivalents	117	-
Assets of disposal groups held for sale	734	494

Liabilities
Trade and other payables	(134)	(60)
Provisions including post-retirement benefits	(160)	(64)
Liabilities of disposal groups held for sale	(294)	(124)
Net assets associated with disposal groups	440	370